Accounts Receivable, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Net [Line Items]
Credit loss	$ 104,251	$ 32,370
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Reversal of credit loss	$ 14,213	$ 81,026